Prepaid Land Use Rights	12 Months Ended
Dec. 31, 2010
Prepaid Land Use Rights [Abstract]
Prepaid land use right
14.	PREPAID LAND USE RIGHTS
The Company commenced the process to obtain land use rights for two pieces of land in Beijing in 2009, on which the Company plans to construct its new corporate headquarters and research and development center. In November 2009, the Company entered into an agreement with Zhongguancun Software Park Development Co., Ltd. (“ZSPD”), pursuant to which ZSPD agreed to develop the land in preparation for construction by the Company. Based on the agreement with ZSPD, the Company will be eligible to enter into a land transfer agreement with relevant PRC government authorities in order to obtain land use rights with respect to such land. As of December 31, 2010, the Company had paid approximately $18,009 pursuant to the agreement with ZSPD and recorded as a prepaid land use rights on its consolidated balance sheets as of December 31, 2010. The Company has not obtained the access to the land use rights; therefore, the land use rights have not been amortized in 2010. The Company expects to report land use rights at cost less accumulated amortization and to amortize the cost of the land use rights on a straight-line basis over the term of the land use rights to be authorized, which is expected to be 50 years.